Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of the calculation of basic and diluted net loss per share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss (in thousands)	$(28,922)	$(23,781)	$(84,693)	$(57,693)
Denominator:
Weighted average shares outstanding – basic and dilutive	197,006,980	67,718,940	143,338,517	67,021,176
Basic and diluted net loss per share	$(0.15)	$(0.35)	$(0.59)	$(0.86)

	December 31,
	2021	2020
Numerator:
Net loss	$(79,540)	$(74,407)
Less: deemed dividend related to the exchange of Preferred Stock Series D-3A for Preferred Stock Series D-3	—	(3,182)
Net loss attributable to common stockholders	$(79,540)	$(77,589)
Denominator:
Weighted average shares outstanding – Basic and Dilutive	12,104,523	11,780,078
Basic and Diluted Net Loss Per Share	$(6.57)	$(6.59)

Schedule of outstanding shares of potentially dilutive securities
	As of September 30,
	2022	2021
Stock options	26,949,803	29,996,549
Restricted stock units (RSUs)	15,102,293	—
Series C warrants	—	745,235
Common stock warrants	3,665,996	1,063,214
Redeemable convertible preferred stock	—	106,303,970
Total	45,718,092	138,108,968

	December 31,
	2021	2020
Stock options	5,475,283	5,178,276
Series C Warrants	—	134,126
Common stock warrants	191,355	—
Preferred Stock	19,248,537	19,132,387
Total	24,915,175	24,444,789